Commitments and Contingencies - Summary of Contractual Obligations (Detail) $ in Thousands	Jun. 30, 2022 USD ($)
Contractual Obligation Fiscal Year Maturity [Line Items]
Total	$ 1,100
2022	82,920
2023	301,381
2024	210,536
2025	193,583
2026	102,909
Thereafter	28,847
Total	920,176
Navigator Aurora Facility [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2026	51,488	[1]
Total	51,488	[1]
Office operating leases [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2022	112	[2]
2023	224	[2]
2024	903	[2]
2025	1,203	[2]
2026	1,018	[2]
Thereafter	1,245	[2]
Total	4,705	[2]
Secured term loan facilities and revolving credit facilities [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2022	82,808
2023	229,460
2024	209,633
2025	92,380
2026	50,403
Thereafter	27,602
Total	692,286
2018 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2023	71,697
Total	71,697
2020 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2025	100,000
Total	$ 100,000

[1]	The Navigator Aurora Facility is a loan facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. Please read Note 16—Variable Interest Entities to our condensed consolidated financial statements.
[2]	The Company occupies office space in London with a new lease commenced in January 2022 for a period of 10 years with a mutual break option in January 2027, which is the fifth anniversary from the lease commencement date. The annual gross rent under this lease is approximately $1.1 million, with an initial rent free period of 27 months, of which 13 months of the rent free period is repayable in the event that the break option is exercised. The Company entered into a lease for office space in New York that expired on June 30, 2022. The annual gross rent under this lease was approximately $0.4 million, subject to certain adjustments. The lease term for our representative office in Gdynia, Poland was revised from January 2022 for an amended period to May 31, 2025. The gross rent per year is approximately $64,000. The Company occupies office space in Copenhagen with a lease commenced in September 2021 that expires in December 2025. The gross rent per year is approximately $180,000. The weighted average remaining contractual lease term for the above four office leases on June 30, 2022, was 4.4 years (December 31, 2021: 3.1 years).